Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Financing Activities
Schedule of Debt [Table Text Block]
Notes and mortgages payable at December 31, 2012 and 2011 consist of the following:

	Years Ended December 31,
($ in thousands)	2012	2011
Unsecured credit facility	$188,631	$184,000
Unsecured term loans	400,000	250,000
Mortgages and other notes:
3.13% to 6.00%	526,634	529,243
6.01% to 6.88%	716,727	796,484
	$1,831,992	$1,759,727

Schedule of Financial and Operational Debt Covenants [Table Text Block]
Both the Credit Facility and term loan agreements (described below) under "Senior Unsecured Term Loans" require that CRLP satisfy similar financial and operational covenants, including the following:

	As of
	December 31, 2012	Requirements:
Fixed Charge Ratio	2.2x	>1.5x
Debt to Total Asset Value Ratio	45%	<60.0%
Secured Debt to Total Asset Value Ratio	17%	<40.0%
Unencumbered Leverage Ratio	45%	<62.5%
Permitted Investments Ratio	11%	<30.0%
Tangible Net Worth ($ in billions)	$2.1	$1.0

Schedule of Maturities of Long-term Debt [Table Text Block]
The aggregate maturities of notes and mortgages payable, including the Company’s Credit Facility as of December 31, 2012, were as follows:

As of
($ in thousands)	December 31, 2012
2013	$99,504
2014	192,051
2015	223,664
2016 (1)	277,977
2017	150,000
Thereafter	888,796
$1,831,992
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(1)	Includes $188.6 million outstanding on the Company’s Credit Facility as of December 31, 2012, which matures in March 2016.